THE VANTAGEPOINT FUNDS

Inflation Focused Fund

International Fund

Supplement dated June 30, 2014 to the

Prospectus dated May 1, 2014

This supplement changes the disclosure in the prospectus and provides new information that should be read together with the prospectus and any supplements thereto.

Inflation Focused Fund

Effective June 27, 2014, Brian Weinstein no longer serves as a portfolio manager to the portion of the Vantagepoint Inflation Focused Fund (“Inflation Focused Fund”) managed by BlackRock Financial Management, Inc. (“BlackRock”). Martin Hegarty continues to be a portfolio manager, and Gargi Pal Chaudhuri has been added as a portfolio manager, to the portion of the Inflation Focused Fund managed by BlackRock.

As a result of these changes, the following replaces the table found in the BlackRock portion of the section entitled “Management – Subadvisers” on page 7.

Name	Title with Subadviser	Length of Service
Martin Hegarty	Managing Director	Portfolio Manager of the Fund since July 2010

Gargi Pal Chaudhuri	Director	Portfolio Manager of the Fund since June 2014

In addition, the following replaces the table found in the BlackRock portion of the section entitled “Subadvisers and Portfolio Managers” on page 120.

Name	Five Year Business History	Role in Fund Management
Martin Hegarty	Joined BlackRock in 2010; with Bank of America Merrill Lynch from 2003 to 2010	Portfolio Manager

Gargi Pal Chaudhuri	Joined BlackRock in 2010; with Jefferies & Co. from 2009 to 2010	Portfolio Manager

International Fund

Effective June 1, 2014, James Peterson was added as a portfolio manager to the portion of the Vantagepoint International Fund (“International Fund”) managed by GlobeFlex Capital, LP (“GlobeFlex”).

As a result of this change, the following information regarding Mr. Peterson should be added to the table found in the GlobeFlex portion of the section entitled “Management – Subadvisers” on page 34.

Name	Title with Subadviser	Length of Service
James Peterson	Director of Portfolio Management and Research	Portfolio Manager of the Fund since June 2014

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In addition, the following replaces the table found in the GlobeFlex portion of the section entitled “Subadvisers and Portfolio Managers” on page 127.

Name	Five Year Business History	Role in Fund Management
Robert Anslow	Co-Founder of GlobeFlex in 1994	Co-Portfolio Manager

James Peterson	Joined GlobeFlex in 2008	Co-Portfolio Manager

Please retain this supplement for future reference.

SUPP-355-201406-1466

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THE VANTAGEPOINT FUNDS

Inflation Focused Fund

International Fund

Supplement dated June 30, 2014 to the

Statement of Additional Information dated May 1, 2014

This supplement changes the disclosure in the Statement of Additional Information (“SAI”) and provides new information that should be read together with the SAI and any supplements thereto.

INFLATION FOCUSED FUND

Effective June 27, 2014, Brian Weinstein no longer serves as a portfolio manager to the portion of the Vantagepoint Inflation Focused Fund (“Inflation Focused Fund”) managed by BlackRock Financial Management, Inc. (“BlackRock”). Martin Hegarty continues to be a portfolio manager, and Gargi Pal Chaudhuri has been added as a portfolio manager, to the portion of the Inflation Focused Fund managed by BlackRock.

Therefore, the following should replace the table relating to BlackRock within the section entitled “Additional Information Pertaining to Portfolio Managers of the Funds” on page 90 of the SAI.

BlackRock reported the following regarding other accounts managed by portfolio manager(s) as of April 30, 2014:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets (in billions)	Number	Total Assets (in millions)	Number	Total Assets (in billions)

Inflation Focused Fund

Martin Hegarty	10	$8.44	4	$214.4	31*	$16.05*

Gargi Pal Chaudhuri	10	$6.19	4	$261.8	34**	$16.34**

*	One (1) of these accounts with aggregate assets of $0.56 million has advisory fees based on account performance.
**	Three (3) of these accounts with aggregate assets of $82.55 million have advisory fees based on account performance.

The following should replace the chart within BlackRock’s “Compensation of Portfolio Managers” subsection on page 91 of the SAI.

Portfolio Manager	Applicable Benchmarks
Martin Hegarty	A combination of market-based indices (e.g., Barclays US TIPS Index), certain customized indices and certain fund industry peer groups.
Gargi Pal Chaudhuri	A combination of market-based indices (e.g., Barclays Capital U.S. TIPS Index, Barclays World Government Inflation Linked Bond Index), certain customized indices and certain fund industry peer groups.

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The following should replace the paragraph entitled “Long-Term Incentive Plan Awards” within BlackRock’s “Compensation of Portfolio Managers” subsection on page 92 of the SAI.

Long-Term Incentive Plan Awards — BlackRock states that, from time to time, long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. BlackRock further states that equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. BlackRock reports that Ms. Chaudhuri has unvested long-term incentive awards.

The following should be read in conjunction with the information found under the section entitled “Manager Ownership of Fund Shares” on page 147:

As of May 31, 2014, Ms. Chaudhuri did not own shares of the Inflation Focused Fund.

INTERNATIONAL FUND

The following should replace the subadviser fee table of Walter Scott & Partners Limited found on pg. 78 of the SAI.

Fund/Subadviser	Assets Managed	Fee	Amount Paid 12/31/11	Amount Paid 12/31/12	Amount Paid 12/31/13
International Fund Subadviser(s)
Walter Scott*	Flat	0.50%	$1,147,143	$1,149,499	$1,316,207

*	Effective June 20, 2014, Walter Scott lowered its fee from 0.60% for the first $100 million and 0.50% for the assets over $100 million to a flat rate of 0.50% for all assets.

* * * * * *

Effective June 1, 2014, James Peterson was added as a portfolio manager to the portion of the Vantagepoint International Fund (“International Fund”) managed by GlobeFlex Capital, LP (“GlobeFlex”).

Therefore, the following information regarding Mr. Peterson should be added to the table relating to GlobeFlex within the section entitled “Additional Information Pertaining to Portfolio Managers of the Funds” on page 98 of the SAI. The information relating to Mr. Anslow remains unchanged.

GlobeFlex reported the following regarding other accounts managed by James Peterson as of May 31, 2014.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)

International Fund

James Peterson	2	$97	3	$300	41*	$3,116*

*	Three (3) of these accounts with aggregate assets of $594 million have advisory fees based on account performance.

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The following should be read in conjunction with the information found under the section entitled “Manager Ownership of Fund Shares” on page 147:

As of May 31, 2014, Mr. Peterson did not own shares of the International Fund.

Please retain this supplement for future reference.

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